UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:    BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus

Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$78,660,598
Total Investments (Cost — $63,875,614) — 100.1%	78,660,598
Liabilities in Excess of Other Assets — (0.1)%	(94,439)

Net Assets — 100.0%	$78,566,159

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of November 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $78,660,598 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK FOCUS GROWTH FUND, INC.	NOVEMBER 30, 2014	1

Schedule of Investments November 30, 2014 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Precision Castparts Corp.	6,563	$1,561,338
Airlines — 1.7%
Spirit Airlines, Inc. (a)	15,973	1,320,807
Biotechnology — 10.7%
Biogen Idec, Inc. (a)	3,511	1,080,300
Gilead Sciences, Inc. (a)	8,071	809,683
Regeneron Pharmaceuticals, Inc. (a)	3,500	1,456,385
United Therapeutics Corp. (a)	23,516	3,117,516
Vertex Pharmaceuticals, Inc. (a)	16,386	1,931,582

		8,395,466
Consumer Finance — 1.0%
Discover Financial Services	11,905	780,373
Food & Staples Retailing — 1.0%
Whole Foods Market, Inc.	16,179	793,256
Health Care Providers & Services — 2.9%
Express Scripts Holding Co. (a)	27,408	2,278,975
Health Care Technology — 0.7%
athenahealth, Inc. (a)	4,615	541,339
Hotels, Restaurants & Leisure — 1.4%
Wynn Resorts Ltd.	6,166	1,101,309
Internet & Catalog Retail — 5.6%
Netflix, Inc. (a)	4,197	1,454,638
TripAdvisor, Inc. (a)	28,931	2,130,768
Vipshop Holdings Ltd. — ADR (a)	35,030	800,786

		4,386,192
Internet Software & Services — 20.3%
Alibaba Group Holding Ltd. (a)	12,634	1,410,460
Alibaba Group Holding Ltd. — ADR (a)	300	33,492
Baidu, Inc. — ADR (a)	11,289	2,767,047
Facebook, Inc., Class A (a)	41,134	3,196,112
Google, Inc., Class A (a)	4,635	2,544,986
LinkedIn Corp., Class A (a)	12,422	2,810,726
Yahoo!, Inc. (a)	62,787	3,248,599

		16,011,422
IT Services — 7.2%
Alliance Data Systems Corp. (a)	6,778	1,937,627
Visa, Inc., Class A	14,344	3,703,477

		5,641,104
Media — 11.6%
Liberty Global PLC, Class A (a)	50,402	2,620,400
The Madison Square Garden Co., Class A (a)	17,106	1,249,422
Time Warner, Inc.	18,297	1,557,441
Twenty-First Century Fox, Inc., Class A	100,012	3,680,442

		9,107,705
Oil, Gas & Consumable Fuels — 2.4%
Concho Resources, Inc. (a)	11,158	1,062,799

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	12,650	$830,473

		1,893,272
Pharmaceuticals — 9.9%
AbbVie, Inc.	51,711	3,578,401
Perrigo Co. PLC	9,919	1,588,925
Valeant Pharmaceuticals International, Inc. (a)	18,006	2,618,973

		7,786,299
Road & Rail — 3.8%
Union Pacific Corp.	26,027	3,039,173
Software — 4.9%
Salesforce.com, Inc. (a)	39,704	2,377,078
Splunk, Inc. (a)	7,615	510,967
Workday, Inc., Class A (a)	11,185	973,654

		3,861,699
Specialty Retail — 1.8%
The Home Depot, Inc.	14,021	1,393,687
Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	33,749	4,013,768
Textiles, Apparel & Luxury Goods — 2.3%
lululemon athletica, Inc. (a)	13,433	647,336
Michael Kors Holdings Ltd. (a)	15,722	1,206,035

		1,853,371
Total Common Stocks — 96.3%		75,760,555

Preferred Securities
Preferred Stocks
Internet Software & Services — 1.3%
Uber Technologies, Inc., Series D (Acquired 3/20/14, cost $999,102) (a)(b)(c)	16,101	1,002,959
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(c)	97,563	598,061
Total Preferred Stocks — 2.0%		1,601,020
Total Long-Term Investments (Cost — $62,576,591) — 98.3%		77,361,575

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	1,397,169	1,397,169
Total Short-Term Securities (Cost — $1,397,169) — 1.8%		1,397,169

Portfolio Abbreviation

ADR	American Depositary Receipts

2	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2014

Schedule of Investments (continued)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $63,973,760*) — 100.1%	$78,758,744
Liabilities in Excess of Other Assets — (0.1)%	(98,146)

Net Assets — 100.0%	$78,660,598

Notes to Schedule of Investments

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$64,034,391

Gross unrealized appreciation	$15,726,298
Gross unrealized depreciation	(1,001,945)

Net unrealized appreciation	$14,724,353

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Restricted securities as to resale. As of report date, the Master LLC held restricted securities with a current value of $1,601,020 and an original cost of $1,597,163 which was 2.0% of its net assets.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	82,217	1,314,952	1,397,169	$46
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$574

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	Master Focus Growth LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,561,338	—	—	$1,561,338
Airlines	1,320,807	—	—	1,320,807
Biotechnology	8,395,466	—	—	8,395,466
Consumer Finance	780,373	—	—	780,373
Food & Staples Retailing	793,256	—	—	793,256
Health Care Providers & Services	2,278,975	—	—	2,278,975
Health Care Technology	541,339	—	—	541,339
Hotels, Restaurants & Leisure	1,101,309	—	—	1,101,309
Internet & Catalog Retail	4,386,192	—	—	4,386,192
Internet Software & Services	16,011,422	—	—	16,011,422
IT Services	5,641,104	—	—	5,641,104
Media	9,107,705	—	—	9,107,705
Oil, Gas & Consumable Fuels	1,893,272	—	—	1,893,272
Pharmaceuticals	7,786,299	—	—	7,786,299
Road & Rail	3,039,173	—	—	3,039,173
Software	3,861,699	—	—	3,861,699
Specialty Retail	1,393,687	—	—	1,393,687
Technology Hardware, Storage & Peripherals	4,013,768	—	—	4,013,768
Textiles, Apparel & Luxury Goods	1,853,371	—	—	1,853,371
Preferred Securities:
Internet Software & Services	—	—	$1,002,959	1,002,959
Software	—	—	598,061	598,061
Short-Term Securities	1,397,169	—	—	1,397,169

Total	$77,157,724	—	$1,601,020	$78,758,744

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of August 31, 2014	$859,112	$1,597,163	$2,456,275
Transfers into Level 3	—	—	—
Transfers out of Level 3	(859,112)	—	(859,112)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	—	3,857	3,857
Purchases	—	—	—
Sales	—		—
Closing balance, as of November 30, 2014	—	$1,601,020	$1,601,020

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[1]	—	$3,857	$3,857

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

4	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2014

Schedule of Investments (concluded)	Master Focus Growth LLC

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of November 30, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$1,002,959	Market Comparable Companies	Bookings Multiple[1]	5.63x
	598,061	Market Comparable Companies	Implied 2015P Revenue Multiple[1]	11.5x
Total	$1,601,020
[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 22, 2015